1
The Gabelli Dividend Growth Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.3%
Aerospace  — 1.0%
1,500 The Boeing Co.† ....................................... $ 181,620
Agriculture  — 1.0%
3,136 Corteva Inc. .............................................. 179,223
Automotive  — 0.8%
1,800 PACCAR Inc. ............................................ 150,642
Automotive: Parts and Accessories  — 0.9%
15,000 Dana Inc. ................................................. 171,450
Business Services  — 1.5%
1,500 Visa Inc., Cl. A .......................................... 266,475
Cable and Satellite  — 3.6%
6,000 Comcast Corp., Cl. A ................................ 175,980
4,500 DISH Network Corp., Cl. A† ...................... 62,235
800 Netflix Inc.† .............................................. 188,352
12,500 Paramount Global, Cl. B ............................ 238,000
664,567
Computer Software and Services  — 9.0%
6,600 Alphabet Inc., Cl. C† ................................. 634,590
2,000 Apple Inc. ................................................ 276,400
10,000 Hewlett Packard Enterprise Co. ................. 119,800
1,000 Meta Platforms Inc., Cl. A† ....................... 135,680
1,000 Microsoft Corp. ........................................ 232,900
6,000 Twitter Inc.† ............................................. 263,040
1,662,410
Consumer Products  — 1.7%
5,000 Edgewell Personal Care Co. ...................... 187,000
5,000 Energizer Holdings Inc. ............................. 125,700
312,700
Diversified Industrial  — 6.1%
6,000 Carrier Global Corp. .................................. 213,360
3,000 General Electric Co. .................................. 185,730
2,800 Honeywell International Inc. ...................... 467,516
4,300 Textron Inc. .............................................. 250,518
1,117,124
Electronics  — 1.1%
3,200 Sony Group Corp., ADR ............................ 204,960
Energy  — 10.3%
1,700 Chevron Corp. .......................................... 244,239
4,000 Evergy Inc. ............................................... 237,600
8,000 Eversource Energy .................................... 623,680
8,000 Halliburton Co. ......................................... 196,960
9,000 Schlumberger NV ..................................... 323,100
8,000 UGI Corp. ................................................. 258,640
1,884,219
Entertainment  — 1.5%
3,000 The Walt Disney Co.† ............................... 282,990
Shares
Market
Value
Environmental Services  — 1.8%
2,400 Republic Services Inc. .............................. $ 326,496
Financial Services  — 14.9%
4,000 American Express Co. ............................... 539,640
5,500 American International Group Inc. ............. 261,140
7,000 Bank of America Corp. .............................. 211,400
11,500 Citigroup Inc. ........................................... 479,205
3,000 JPMorgan Chase & Co. ............................. 313,500
6,000 Morgan Stanley ........................................ 474,060
1,000 PayPal Holdings Inc.† ............................... 86,070
1,113 T. Rowe Price Group Inc. .......................... 116,876
1,300 Willis Towers Watson plc .......................... 261,222
2,743,113
Food and Beverage  — 11.9%
5,000 Conagra Brands Inc. ................................. 163,150
1,400 Diageo plc, ADR ....................................... 237,734
11,500 Keurig Dr Pepper Inc. ............................... 411,930
5,000 Molson Coors Beverage Co., Cl. B ............. 239,950
15,000 Mondelēz International Inc., Cl. A .............. 822,450
8,000 Nomad Foods Ltd.† .................................. 113,600
12,000 The Hain Celestial Group Inc.† .................. 202,560
2,191,374
Health Care  — 15.0%
4,000 Bristol-Myers Squibb Co. .......................... 284,360
5,300 CVS Health Corp. ...................................... 505,461
2,000 Henry Schein Inc.† ................................... 131,540
3,000 Medtronic plc ........................................... 242,250
10,000 Merck & Co. Inc. ...................................... 861,200
4,000 Patterson Cos. Inc. ................................... 96,080
4,500 Perrigo Co. plc ......................................... 160,470
11,000 Pfizer Inc. ................................................ 481,360
2,762,721
Hotels and Gaming  — 0.5%
3,000 MGM Resorts International ....................... 89,160
Machinery  — 1.3%
4,000 The Timken Co. ........................................ 236,160
Metals and Mining  — 1.5%
6,500 Newmont Corp. ........................................ 273,195
Retail  — 1.4%
6,000 The Kroger Co. ......................................... 262,500
Semiconductors  — 0.8%
1,000 NXP Semiconductors NV .......................... 147,510
Specialty Chemicals  — 6.3%
10,500 DuPont de Nemours Inc. .......................... 529,200
3,000 FMC Corp. ................................................ 317,100
3,500 International Flavors & Fragrances Inc. ..... 317,905
1,164,205

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications  — 2.4%
3,300 T-Mobile US Inc.† ..................................... $ 442,761
TOTAL COMMON STOCKS .................. 17,717,575
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.7%
$ 675,000 U.S. Treasury Bills,
2.313% to 2.743%††,
10/13/22 to 11/25/22 ............................ 673,461
TOTAL INVESTMENTS — 100.0%
(Cost $16,320,592) ............................... $ 18,391,036
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt